Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000243072_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243072_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 10,000
C000243072_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,522	$ 10,522	$ 10,522	$ 10,522	$ 10,522	$ 10,522	$ 10,522
C000243072_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000243072_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.89%
C000243073_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243073_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243073_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,522	$ 10,522	10,522	10,522	$ 10,522	10,522	10,522
C000243073_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000243073_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.89%
C000194468_0_LG_BBIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000194468_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,000
C000194468_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 10,045
C000194468_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 10,174
C000194468_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 10,940
C000194468_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 11,510
C000194468_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,685
C000194468_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,689
C000194468_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,373	11,373	$ 11,373	11,373	$ 11,373	$ 11,373	$ 11,373
C000194468_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000194468_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000194468_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.94%
C000198968_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000198968_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000198968_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000194469_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000194469_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000194469_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.94%
C000198967_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000198967_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000198967_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000205038_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000205038_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000205038_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.24%
C000019497_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019497_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019497_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019504_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019504_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019504_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000198966_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000198966_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000198966_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000205039_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000205039_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000205039_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.24%
C000131629_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000131629_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000131629_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,330
C000131629_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,356
C000131629_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000131629_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000131629_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000131629_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000131629_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000131629_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000131629_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000131629_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	$ 12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000131629_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000131629_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000131629_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000198965_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000198965_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000198965_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.19%
C000019507_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019507_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019507_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000243074_0_LG_BBIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000243074_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243074_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,522	$ 10,522	$ 10,522	10,522	10,522	$ 10,522	10,522
C000243074_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000243074_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.89%
C000019503_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019503_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019503_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019506_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019506_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019506_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019498_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019498_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019498_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019501_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019501_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019501_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019505_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019505_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019505_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019500_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019500_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019500_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000019502_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000019502_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.99%
C000019502_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.25%
C000243072_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000243072_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243072_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,264	$ 10,264	$ 10,264	10,264	10,264	$ 10,264	10,264
C000243072_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243072_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243072_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,251	$ 10,251	10,251	10,251	10,251	10,251	10,251
C000243072_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243072_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243072_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,285	$ 10,285	10,285	10,285	10,285	10,285	10,285
C000243072_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.36%
C000243072_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.75%
C000243072_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000243072_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.51%
C000243072_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.71%
C000243072_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.48%
C000243073_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000243073_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								9,850
C000243073_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,097	$ 10,097	10,097	10,097	10,097	10,097	10,097
C000243073_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243073_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243073_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,251	$ 10,251	10,251	10,251	10,251	10,251	10,251
C000243073_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243073_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243073_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,285	$ 10,285	10,285	10,285	$ 10,285	10,285	10,285
C000243073_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.57%
C000243073_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.54%
C000243073_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.11%
C000243073_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.51%
C000243073_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000243073_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.51%
C000243073_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.71%
C000243073_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.48%
C000194468_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Conservative Income Municipal Bond Fund
C000194468_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000194468_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,008
C000194468_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,185
C000194468_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,428
C000194468_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,583
C000194468_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,630
C000194468_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,683
C000194468_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,094	11,094	11,094	11,094	$ 11,094	11,094	11,094
C000194468_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex Conservative Income Municipal Bond Composite Index℠
C000194468_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000194468_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,991
C000194468_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,152
C000194468_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,354
C000194468_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,480
C000194468_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,502
C000194468_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,503
C000194468_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,860	10,860	10,860	10,860	$ 10,860	10,860	10,860
C000194468_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000194468_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000194468_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,960
C000194468_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,133
C000194468_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,383
C000194468_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,565
C000194468_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,598
C000194468_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,478
C000194468_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,833	10,833	$ 10,833	$ 10,833	$ 10,833	10,833	10,833
C000194468_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.53%
C000194468_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.95%
C000194468_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.94%
C000194468_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000194468_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.58%
C000194468_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.58%
C000194468_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.71%
C000194468_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.39%
C000194468_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.49%
C000198968_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000198968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,269
C000198968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,125
C000198968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,630
C000198968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,951
C000198968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,725
C000198968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,480	11,480	$ 11,480	$ 11,480	11,480	11,480	11,480
C000198968_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Municipal Bond Index
C000198968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,286
C000198968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,126
C000198968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,754
C000198968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,953
C000198968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,824
C000198968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,561	11,561	11,561	$ 11,561	11,561	11,561	11,561
C000198968_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000198968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,267
C000198968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,040
C000198968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,616
C000198968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,792
C000198968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,787
C000198968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,477	11,477	$ 11,477	$ 11,477	$ 11,477	11,477	11,477
C000198968_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.58%
C000198968_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000198968_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.27%
C000198968_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000198968_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000198968_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.27%
C000194469_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity Flex® Municipal Income Fund
C000194469_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000194469_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,081
C000194469_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,153
C000194469_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,992
C000194469_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,409
C000194469_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,672
C000194469_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,665
C000194469_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,438	11,438	$ 11,438	11,438	$ 11,438	11,438	11,438
C000194469_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000194469_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,000
C000194469_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,045
C000194469_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,174
C000194469_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,940
C000194469_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,510
C000194469_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,685
C000194469_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,689
C000194469_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,373	11,373	$ 11,373	$ 11,373	$ 11,373	11,373	11,373
C000194469_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.31%
C000194469_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.26%
C000194469_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.20%
C000198967_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
C000198967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,187
C000198967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,926
C000198967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,310
C000198967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,509
C000198967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,227
C000198967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,842	10,842	$ 10,842	$ 10,842	10,842	10,842	10,842
C000198967_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Municipal Bond Index
C000198967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,286
C000198967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,126
C000198967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,754
C000198967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,953
C000198967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,824
C000198967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,561	11,561	11,561	$ 11,561	11,561	11,561	11,561
C000198967_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000198967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,267
C000198967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,040
C000198967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,616
C000198967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,792
C000198967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,787
C000198967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,477	11,477	$ 11,477	$ 11,477	11,477	11,477	11,477
C000198967_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.33%)
C000198967_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.02%)
C000198967_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.29%
C000198967_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.66%
C000198967_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.02%)
C000198967_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.29%
C000198967_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000198967_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000198967_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.27%
C000205038_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205038_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205038_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,111
C000205038_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,537
C000205038_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,886
C000205038_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,932
C000205038_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,451
C000205038_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,867	10,867	$ 10,867	$ 10,867	10,867	10,867	10,867
C000205038_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-6 Year Municipal Bond Index
C000205038_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205038_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,119
C000205038_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,527
C000205038_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,859
C000205038_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,897
C000205038_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,510
C000205038_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,904	10,904	10,904	$ 10,904	10,904	10,904	10,904
C000205038_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000205038_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205038_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,167
C000205038_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,933
C000205038_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,503
C000205038_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000205038_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,682
C000205038_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,366	11,366	$ 11,366	$ 11,366	11,366	11,366	$ 11,366
C000205038_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000205038_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.09%
C000205038_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.72%
C000205038_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000205038_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000205038_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.69%
C000019497_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Limited Term Municipal Income Fund
C000019497_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019497_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,118
C000019497_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,073
C000019497_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,309
C000019497_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,440
C000019497_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,877
C000019497_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,241
C000019497_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,281
C000019497_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,778
C000019497_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,192
C000019497_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,453	11,453	$ 11,453	11,453	11,453	11,453	$ 11,453
C000019497_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-6 Year Municipal Bond Index
C000019497_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019497_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,146
C000019497_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,147
C000019497_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,340
C000019497_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,520
C000019497_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,944
C000019497_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,289
C000019497_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,329
C000019497_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,927
C000019497_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,337
C000019497_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,547	11,547	11,547	11,547	11,547	11,547	$ 11,547
C000019497_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019497_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019497_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019497_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019497_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019497_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019497_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019497_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019497_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019497_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019497_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019497_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019497_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.33%
C000019497_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.04%
C000019497_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.37%
C000019497_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000019497_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000019497_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.45%
C000019504_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Minnesota Municipal Income Fund
C000019504_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019504_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,300
C000019504_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,308
C000019504_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,776
C000019504_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,847
C000019504_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,619
C000019504_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,159
C000019504_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,244
C000019504_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,330
C000019504_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,898
C000019504_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,041	12,041	$ 12,041	12,041	12,041	$ 12,041	$ 12,041
C000019504_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index
C000019504_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019504_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,300
C000019504_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,273
C000019504_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,766
C000019504_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,902
C000019504_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,656
C000019504_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,253
C000019504_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,356
C000019504_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,490
C000019504_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,037
C000019504_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,103	12,103	12,103	12,103	12,103	12,103	$ 12,103
C000019504_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019504_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019504_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019504_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019504_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019504_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019504_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019504_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019504_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019504_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019504_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019504_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	$ 12,494	12,494	$ 12,494	$ 12,494
C000019504_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.20%
C000019504_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.72%
C000019504_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.87%
C000019504_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.55%
C000019504_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.76%
C000019504_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.93%
C000198966_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class M
C000198966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,600
C000198966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,847
C000198966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,642
C000198966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,100
C000198966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,381
C000198966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,191
C000198966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,884	10,884	$ 10,884	$ 10,884	10,884	$ 10,884	10,884
C000198966_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Municipal Bond Index
C000198966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,286
C000198966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,126
C000198966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,754
C000198966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,953
C000198966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,824
C000198966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,561	11,561	11,561	$ 11,561	11,561	11,561	11,561
C000198966_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000198966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,267
C000198966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,040
C000198966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,616
C000198966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,792
C000198966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,787
C000198966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,477	11,477	$ 11,477	$ 11,477	11,477	11,477	11,477
C000198966_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.64%)
C000198966_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.09%)
C000198966_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.46%
C000198966_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.42%
C000198966_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.73%
C000198966_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.06%
C000198966_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000198966_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000198966_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.27%
C000205039_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
C000205039_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205039_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,169
C000205039_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,028
C000205039_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,551
C000205039_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,884
C000205039_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,669
C000205039_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,435	11,435	$ 11,435	$ 11,435	11,435	11,435	11,435
C000205039_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Municipal Bond Index
C000205039_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205039_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,178
C000205039_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,010
C000205039_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,631
C000205039_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,828
C000205039_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,711
C000205039_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,440	11,440	11,440	$ 11,440	11,440	11,440	11,440
C000205039_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000205039_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000205039_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,167
C000205039_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,933
C000205039_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,503
C000205039_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,678
C000205039_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,682
C000205039_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,366	11,366	$ 11,366	$ 11,366	11,366	11,366	$ 11,366
C000205039_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.77%
C000205039_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000205039_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.46%
C000205039_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000205039_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000205039_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.32%
C000131629_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Conservative Income Municipal Bond Fund
C000131629_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131629_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,042
C000131629_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,073
C000131629_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,184
C000131629_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,343
C000131629_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,550
C000131629_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,642
C000131629_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,647
C000131629_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,676
C000131629_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,067
C000131629_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,432	11,432	$ 11,432	11,432	11,432	11,432	$ 11,432
C000131629_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity Conservative Income Municipal Bond Composite Index℠
C000131629_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131629_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,035
C000131629_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,073
C000131629_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,164
C000131629_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,327
C000131629_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,533
C000131629_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,661
C000131629_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,684
C000131629_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,685
C000131629_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,047
C000131629_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,390	11,390	11,390	11,390	11,390	11,390	$ 11,390
C000131629_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000131629_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000131629_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,061
C000131629_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,091
C000131629_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,184
C000131629_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,361
C000131629_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,617
C000131629_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,803
C000131629_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,836
C000131629_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,714
C000131629_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,077
C000131629_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,377	11,377	$ 11,377	$ 11,377	11,377	$ 11,377	$ 11,377
C000131629_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.30%
C000131629_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.62%
C000131629_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.35%
C000131629_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000131629_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.58%
C000131629_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.31%
C000131629_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.71%
C000131629_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.39%
C000131629_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.30%
C000198965_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000198965_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													9,600
C000198965_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												9,838
C000198965_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,631
C000198965_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,086
C000198965_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,364
C000198965_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,173
C000198965_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,862	10,862	$ 10,862	$ 10,862	10,862	$ 10,862	10,862
C000198965_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 3+ Year Municipal Bond Index
C000198965_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198965_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,286
C000198965_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,126
C000198965_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,754
C000198965_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,953
C000198965_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,824
C000198965_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,561	11,561	11,561	$ 11,561	11,561	11,561	11,561
C000198965_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000198965_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,000
C000198965_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,267
C000198965_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,040
C000198965_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,616
C000198965_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,792
C000198965_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,787
C000198965_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,477	11,477	$ 11,477	$ 11,477	11,477	11,477	$ 11,477
C000198965_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.73%)
C000198965_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			(0.12%)
C000198965_ClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.41%
C000198965_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.32%
C000198965_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.70%
C000198965_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.02%
C000198965_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000198965_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000198965_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.27%
C000019507_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Pennsylvania Municipal Income Fund
C000019507_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019507_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,333
C000019507_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,368
C000019507_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,929
C000019507_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,020
C000019507_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,870
C000019507_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,382
C000019507_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,667
C000019507_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,444
C000019507_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,174
C000019507_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,395	12,395	$ 12,395	12,395	12,395	12,395	$ 12,395
C000019507_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Pennsylvania Enhanced Municipal Bond Index
C000019507_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019507_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,358
C000019507_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,385
C000019507_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,998
C000019507_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,162
C000019507_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,066
C000019507_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,718
C000019507_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,950
C000019507_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,786
C000019507_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,559
C000019507_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,722	12,722	12,722	12,722	12,722	12,722	$ 12,722
C000019507_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019507_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019507_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019507_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019507_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019507_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019507_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019507_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019507_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019507_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019507_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019507_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	$ 12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019507_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.82%
C000019507_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.87%
C000019507_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.17%
C000019507_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.30%
C000019507_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.06%
C000019507_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.44%
C000243074_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000243074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,261	$ 10,261	$ 10,261	10,261	10,261	$ 10,261	10,261
C000243074_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000243074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,251	$ 10,251	10,251	10,251	10,251	10,251	10,251
C000243074_LG_2_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000243074_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,000
C000243074_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,285	$ 10,285	10,285	10,285	10,285	10,285	$ 10,285
C000243074_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.30%
C000243074_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.70%
C000243074_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.10%
C000243074_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.51%
C000243074_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.71%
C000243074_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.48%
C000019503_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Michigan Municipal Income Fund
C000019503_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019503_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,361
C000019503_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,344
C000019503_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,921
C000019503_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,019
C000019503_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,808
C000019503_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,411
C000019503_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,602
C000019503_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,445
C000019503_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,131
C000019503_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,368	12,368	12,368	12,368	12,368	12,368	$ 12,368
C000019503_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Michigan Enhanced Municipal Bond Index
C000019503_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019503_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,375
C000019503_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,400
C000019503_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,980
C000019503_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,191
C000019503_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,032
C000019503_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,708
C000019503_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,892
C000019503_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,767
C000019503_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,516
C000019503_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,672	12,672	12,672	12,672	12,672	12,672	$ 12,672
C000019503_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019503_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019503_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019503_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019503_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019503_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019503_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019503_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019503_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019503_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019503_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019503_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019503_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.95%
C000019503_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.93%
C000019503_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.15%
C000019503_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.24%
C000019503_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.04%
C000019503_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.40%
C000019506_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Ohio Municipal Income Fund
C000019506_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019506_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,424
C000019506_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,443
C000019506_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,072
C000019506_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,115
C000019506_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,902
C000019506_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,412
C000019506_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,600
C000019506_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,517
C000019506_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,141
C000019506_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,382	12,382	$ 12,382	12,382	12,382	$ 12,382	$ 12,382
C000019506_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Ohio Enhanced Municipal Linked Index
C000019506_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019506_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,434
C000019506_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,487
C000019506_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,117
C000019506_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,238
C000019506_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,032
C000019506_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,690
C000019506_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,841
C000019506_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,742
C000019506_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,428
C000019506_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,545	12,545	12,545	12,545	12,545	12,545	$ 12,545
C000019506_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019506_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019506_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019506_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019506_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019506_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019506_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019506_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019506_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019506_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019506_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019506_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019506_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.98%
C000019506_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.79%
C000019506_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.16%
C000019506_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.94%
C000019506_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.84%
C000019506_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.29%
C000019498_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class A
C000019498_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,725
C000019498_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,799
C000019498_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,732
C000019498_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,927
C000019498_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,019
C000019498_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,403
C000019498_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,719
C000019498_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,727
C000019498_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,210
C000019498_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,584
C000019498_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,803	10,803	$ 10,803	10,803	10,803	$ 10,803	$ 10,803
C000019498_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-6 Year Municipal Bond Index
C000019498_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019498_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,146
C000019498_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,147
C000019498_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,340
C000019498_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,520
C000019498_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,944
C000019498_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,289
C000019498_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,329
C000019498_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,927
C000019498_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,337
C000019498_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,547	11,547	11,547	11,547	11,547	11,547	$ 11,547
C000019498_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019498_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019498_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019498_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019498_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019498_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019498_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019498_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019498_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019498_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019498_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019498_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019498_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.73%)
C000019498_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.20%
C000019498_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.78%
C000019498_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.07%
C000019498_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.76%
C000019498_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.06%
C000019498_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000019498_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000019498_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.45%
C000019501_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class M
C000019501_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	9,725
C000019501_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																9,803
C000019501_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,739
C000019501_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,938
C000019501_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,035
C000019501_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,424
C000019501_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,743
C000019501_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,752
C000019501_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,234
C000019501_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,609
C000019501_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,829	10,829	$ 10,829	10,829	10,829	$ 10,829	$ 10,829
C000019501_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-6 Year Municipal Bond Index
C000019501_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019501_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,146
C000019501_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,147
C000019501_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,340
C000019501_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,520
C000019501_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,944
C000019501_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,289
C000019501_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,329
C000019501_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,927
C000019501_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,337
C000019501_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,547	11,547	11,547	11,547	11,547	11,547	$ 11,547
C000019501_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019501_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019501_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019501_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019501_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019501_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019501_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019501_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019501_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019501_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019501_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019501_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019501_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.73%)
C000019501_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.20%
C000019501_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.80%
C000019501_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.07%
C000019501_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.76%
C000019501_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.08%
C000019501_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000019501_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000019501_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.45%
C000019505_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Municipal Income Fund
C000019505_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019505_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,331
C000019505_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,330
C000019505_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,019
C000019505_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,108
C000019505_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,052
C000019505_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,609
C000019505_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,968
C000019505_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,648
C000019505_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,478
C000019505_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,684	12,684	$ 12,684	12,684	12,684	$ 12,684	$ 12,684
C000019505_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 3+ Year Municipal Bond Index
C000019505_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019505_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,367
C000019505_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,389
C000019505_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														11,029
C000019505_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,161
C000019505_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												12,073
C000019505_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,754
C000019505_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,970
C000019505_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,745
C000019505_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,545
C000019505_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	12,655	12,655	12,655	12,655	12,655	12,655	$ 12,655
C000019505_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019505_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019505_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019505_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019505_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019505_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019505_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019505_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019505_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019505_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019505_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019505_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019505_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.65%
C000019505_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.03%
C000019505_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.41%
C000019505_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.88%
C000019505_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.95%
C000019505_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.38%
C000019500_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class C
C000019500_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019500_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,001
C000019500_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															9,859
C000019500_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														9,982
C000019500_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,001
C000019500_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,309
C000019500_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											10,547
C000019500_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										10,479
C000019500_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									9,901
C000019500_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								10,263
C000019500_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,476	10,476	$ 10,476	10,476	10,476	$ 10,476	$ 10,476
C000019500_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-6 Year Municipal Bond Index
C000019500_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019500_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,146
C000019500_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,147
C000019500_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,340
C000019500_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,520
C000019500_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,944
C000019500_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,289
C000019500_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,329
C000019500_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,927
C000019500_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,337
C000019500_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,547	11,547	11,547	11,547	11,547	11,547	$ 11,547
C000019500_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019500_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019500_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,330
C000019500_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,356
C000019500_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,920
C000019500_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													11,060
C000019500_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												11,893
C000019500_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											12,513
C000019500_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										12,703
C000019500_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									11,620
C000019500_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								12,364
C000019500_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	12,494	$ 12,494	12,494	12,494	$ 12,494	$ 12,494
C000019500_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.34%
C000019500_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.03%
C000019500_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.47%
C000019500_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.34%
C000019500_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.03%
C000019500_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						0.47%
C000019500_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000019500_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000019500_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.45%
C000019502_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Class I
C000019502_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019502_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,102
C000019502_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,059
C000019502_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,277
C000019502_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,410
C000019502_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,838
C000019502_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,200
C000019502_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,241
C000019502_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,730
C000019502_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,151
C000019502_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,411	11,411	$ 11,411	11,411	11,411	$ 11,411	$ 11,411
C000019502_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 1-6 Year Municipal Bond Index
C000019502_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	10,000
C000019502_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																10,146
C000019502_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															10,147
C000019502_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														10,340
C000019502_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													10,520
C000019502_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												10,944
C000019502_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											11,289
C000019502_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										11,329
C000019502_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									10,927
C000019502_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								11,337
C000019502_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,547	11,547	11,547	11,547	11,547	11,547	$ 11,547
C000019502_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000019502_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																	$ 10,000
C000019502_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																$ 10,330
C000019502_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value															$ 10,356
C000019502_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value														$ 10,920
C000019502_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value													$ 11,060
C000019502_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value												$ 11,893
C000019502_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value											$ 12,513
C000019502_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value										$ 12,703
C000019502_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value									$ 11,620
C000019502_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value								$ 12,364
C000019502_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,494	$ 12,494	$ 12,494	$ 12,494	$ 12,494	$ 12,494	$ 12,494
C000019502_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.33%
C000019502_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.04%
C000019502_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.33%
C000019502_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000019502_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			1.08%
C000019502_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						1.45%